Consolidated Balance Sheets (Parenthetical)	Dec. 31, 2024 $ / shares shares
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized
Common stock, shares issued
Common stock, shares outstanding
Class A Redeemable Preferred Stock [Member]
Temporary equity, par value | $ / shares	$ 0.0001
Temporary equity, shares authorized
Temporary equity, shares issued
Temporary equity, shares outstanding
Class B Redeemable Preferred Stock [Member]
Temporary equity, par value | $ / shares	$ 0.0001
Temporary equity, shares authorized
Temporary equity, shares issued
Temporary equity, shares outstanding
Class B-1 Redeemable Preferred Stock [Member]
Temporary equity, par value | $ / shares	$ 0.0001
Temporary equity, shares authorized
Temporary equity, shares issued
Temporary equity, shares outstanding
Class A Ordinary Stock [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	461,995,682
Common stock, shares issued	75,392,253
Common stock, shares outstanding	75,392,253
Class B Ordinary Stock [Member]
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	38,004,318
Common stock, shares issued	38,004,318
Common stock, shares outstanding	38,004,318